Third Avenue Variable Series Trust

622 Third Avenue, 31st Floor

New York, NY 10017

May 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Third Avenue Variable Series Trust
File Nos. 333-81141 and 811-09395

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 25, 2016 with an effective date of April 29, 2015.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (212) 906-1190.

Very truly yours,

/s/ W. James Hall III

W. James Hall III

General Counsel